Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Ordinary Shares [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Total
Beginning balance at Dec. 31, 2009		$ 1,031	$ 77,706	$ 5,748	$ 149,338	$ 2,590	$ 236,413
Beginning balance, shares at Dec. 31, 2009		103,110,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, shares		968,000
Issuance of ordinary shares upon vesting and settlement of restricted share units		10	(10)	0	0	0	0
Share-based compensation		0	8,493	0	0	0	8,493
Share-based compensation allocated from Sohu		0	1,069	0	0	0	1,069
Foreign currency translation adjustment		0	0	0	0	10,291	10,291
Net income attributable to Changyou.com Limited		0	0	0	194,683	0	194,683
Deemed dividend distribution to Sohu (related to the 17173 Business)	[1]	0	(3,649)	0	(19,794)	0	(23,443)
Ending balance at Dec. 31, 2010		1,041	83,609	5,748	324,227	12,881	427,506
Ending balance, shares at Dec. 31, 2010		104,078,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, shares		945,000
Issuance of ordinary shares upon vesting and settlement of restricted share units		9	(9)	0	0	0	0
Share-based compensation		0	5,547	0	0	0	5,547
Share-based compensation allocated from Sohu		0	570	0	0	0	570
Foreign currency translation adjustment		0	0	0	0	21,867	21,867
Appropriation to statutory reserves		0	0	3,603	(3,603)	0	0
Net income attributable to Changyou.com Limited		0	0	0	245,456	0	245,456
Deemed dividend distribution to Sohu (related to the 17173 Business)	[2]	0	(11,589)	0	(30,116)	0	(41,705)
Deemed dividend distribution to Sohu		0	0	0	(141,996)	0	(141,996)
Transaction costs related to acquisition of the 17173 Business		0	0	0	(2,384)	0	(2,384)
Ending balance at Dec. 31, 2011		1,050	78,128	9,351	391,584	34,748	514,861
Ending balance, shares at Dec. 31, 2011		105,023,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, shares		761,000
Issuance of ordinary shares upon vesting and settlement of restricted share units		8	(8)	0	0	0	0
Share-based compensation		0	3,366	0	0	0	3,366
Share-based compensation allocated from Sohu		0	303	0	0	0	303
Foreign currency translation adjustment		0	0	0	0	3,385	3,385
Net income attributable to Changyou.com Limited		0	0	0	282,400	0	282,400
Dividend distribution to shareholders		0	0	0	(200,875)	0	(200,875)
Deemed dividend distribution to Sohu (related to the 17173 Business)	[3]	0	0	0	(2,392)	0	(2,392)
Contribution from mezzanine equity holder		0	6,837	0	0	0	6,837
Ending balance at Dec. 31, 2012		$ 1,058	$ 88,626	$ 9,351	$ 470,717	$ 38,133	$ 607,885
Ending balance, shares at Dec. 31, 2012		105,784,000

[1]	The 17173 Business's cash collected from services provided was centrally managed by Sohu, and was used to pay those expenses incurred on behalf of the 17173 Business. The 17173 Business's cash was also considered to be paid or charged to the cash balance centrally managed by Sohu. Sohu did not repay the remaining cash balance to the 17173 Business, and therefore it was accounted for as a deemed dividend distribution to Sohu as of each period end.
[2]	The Group only acquired from Sohu certain assets and business operations associated with the 17173 Business. The remaining current assets and liabilities as of December 15, 2011 were not transferred to the Group. These remaining assets and liabilities are accounted for as a deemed dividend distribution to Sohu.
[3]	Represents revenues of the 17173 Business recognized in 2012, for which the related cash was received and retained by Sohu before the 17173 Business was acquired from Sohu in December 2011.